Note 18 - Share Capital (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Oct. 14, 2025 CAD ($) shares	Jun. 19, 2025 CAD ($) shares	Apr. 28, 2025 CAD ($) shares	Jun. 13, 2024 CAD ($)	Oct. 31, 2025 CAD ($) $ / shares shares	Jun. 30, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Jun. 14, 2024 shares
Statement Line Items [Line Items]
Issue of equity							$ 18,215	$ 2,446
Exercise price of warrants (in CAD per share) | $ / shares							$ 1
Number of share options exercised in share-based payment arrangement							231,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares							$ 0.55
Proceeds from exercise of options							$ 126	$ 0
Increase (decrease) through exercise of options, equity							$ 126
Quebec Precious Metals Corporation [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares			8,394,045
Issue of equity			$ 4,533
Share issue related cost			$ 199
Preference shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares							0
Number of shares outstanding (in shares) | shares							0
Units issued during first non-brokered private equity placement [member]
Statement Line Items [Line Items]
Share issue related cost							$ 123
Proceeds from issuing shares							$ 4,306
Number of units issued (in shares) | shares							6,728,000
Price per unit issued (in CAD per share) | $ / shares							$ 0.64
Number of shares per unit							1
Number of warrants per unit							1
Warrants, number of shares exercisable into (in shares) | shares							1
Exercise price of warrants (in CAD per share) | $ / shares							$ 0.8
Warrants term (Year)							3 years
Shares issued for first exercise of options [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement							156,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares							$ 0.55
Proceeds from exercise of options							$ 85
Increase (decrease) through exercise of options, equity							$ 43
Shares issued for second exercise of options [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement							75,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares							$ 0.55
Proceeds from exercise of options							$ 41
Increase (decrease) through exercise of options, equity							21
Flow-through shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares	9,915,000	3,999,701			15,918,000	3,999,701		5,320,000	5,320,000
Increase (decrease) in number of shares outstanding (in shares) | shares						3,999,701		5,320,000
Issue of equity					$ 14,462	$ 2,457		$ 2,446
Share issue related cost					$ 1,396	223		533
Proceeds from issuing shares	$ 18,000	$ 3,080		$ 5,001		3,080		5,001
Flow-through shares [member] | Commission expense [member]
Statement Line Items [Line Items]
Share issue related cost						183		300
Flow-through shares [member] | Other share issue related costs [member]
Statement Line Items [Line Items]
Share issue related cost						$ 40		$ 233
Shares issued in June 2025 offering [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares						440,000
Proceeds from issuing shares						$ 295
Shares issued, share price (in CAD per share) | $ / shares						$ 0.67
Units issued in Oct 2025 offering, flow-through one [member]
Statement Line Items [Line Items]
Number of units issued (in shares) | shares					9,915,000
Price per unit issued (in CAD per share) | $ / shares					$ 1.21
Units issued in Oct 2025 offering, second flow-through [member]
Statement Line Items [Line Items]
Number of units issued (in shares) | shares					6,003,000
Price per unit issued (in CAD per share) | $ / shares					$ 1
Units issued in Oct 2025 offering [member]
Statement Line Items [Line Items]
Share issue related cost					$ 1,396
Proceeds from issuing shares					$ 18,000
Number of shares per unit					1
Number of warrants per unit					1
Exercise price of warrants (in CAD per share) | $ / shares					$ 1.2
Warrants term (Year)					2 years
Number of warrants to exercisable into one share (in shares) | shares					2
Units issued in Oct 2025 offering [member] | Commission expense [member]
Statement Line Items [Line Items]
Share issue related cost					$ 1,198
Units issued in Oct 2025 offering [member] | Other share issue related costs [member]
Statement Line Items [Line Items]
Share issue related cost					$ 198
Units issued during second non-brokered private equity placement [member]
Statement Line Items [Line Items]
Share issue related cost							78
Proceeds from issuing shares							$ 1,300
Number of units issued (in shares) | shares							1,494,253
Price per unit issued (in CAD per share) | $ / shares							$ 0.87
Number of shares per unit							1
Number of warrants per unit							1
Exercise price of warrants (in CAD per share) | $ / shares							$ 1.2
Warrants term (Year)							2 years
Number of warrants to exercisable into one share (in shares) | shares							2
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares	6,003,000
Par value per share (in CAD per share) | $ / shares							$ 0